SHAREHOLDERS' EQUITY - Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Unvested as of December 31, 2020	3,343,704
Granted	1,894,096
Vested	(1,636,925)
Forfeited	(261,575)
Unvested as of December 31, 2021	3,339,300	3,343,704
Weighted average grant date fair value per share
Unvested as of December 31, 2020	$ 116.59
Granted	169.7	$ 116.94	$ 87.96
Vested	125.29
Forfeited	129.14
Unvested as of December 31, 2021	$ 141.60	$ 116.59